JPMorgan Fundamental Data Science Large Core ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	825	161,890
Northrop Grumman Corp.	210	127,957
RTX Corp.	809	135,370
Textron, Inc.	476	40,217
		465,434
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	482	40,261
Automobile Components — 0.1%
Aptiv plc (Jersey) *	262	22,590
Automobiles — 1.8%
Tesla, Inc. *	566	251,712
Banks — 4.0%
Bank of America Corp.	3,673	189,490
First Citizens BancShares, Inc., Class A	24	42,940
Wells Fargo & Co.	4,146	347,518
		579,948
Beverages — 0.8%
Coca-Cola Co. (The)	862	57,168
PepsiCo, Inc.	381	53,507
		110,675
Biotechnology — 2.4%
AbbVie, Inc.	926	214,406
Regeneron Pharmaceuticals, Inc.	135	75,906
Vertex Pharmaceuticals, Inc. *	123	48,172
		338,484
Broadline Retail — 4.2%
Amazon.com, Inc. *	2,773	608,868
Building Products — 0.9%
Trane Technologies plc	316	133,339
Capital Markets — 3.8%
Ameriprise Financial, Inc.	223	109,549
Blackstone, Inc.	433	73,978
Charles Schwab Corp. (The)	1,172	111,891
CME Group, Inc.	339	91,594
Morgan Stanley	632	100,463
State Street Corp.	438	50,812
		538,287
Chemicals — 0.8%
Axalta Coating Systems Ltd. *	1,805	51,659
DuPont de Nemours, Inc.	579	45,104
Linde plc	38	18,050
		114,813

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.4%
Arista Networks, Inc. *	216	31,474
Motorola Solutions, Inc.	56	25,608
		57,082
Consumer Finance — 1.2%
American Express Co.	506	168,073
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings, Inc. *	529	49,329
Costco Wholesale Corp.	48	44,430
Performance Food Group Co. *	716	74,493
Walmart, Inc.	606	62,455
		230,707
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	1,934	84,999
Electric Utilities — 2.0%
Entergy Corp.	815	75,950
NextEra Energy, Inc.	1,224	92,400
Southern Co. (The)	1,262	119,599
		287,949
Electrical Equipment — 0.7%
Eaton Corp. plc	252	94,311
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	719	88,976
Entertainment — 1.5%
Netflix, Inc. *	51	61,145
Spotify Technology SA *	55	38,390
Walt Disney Co. (The)	973	111,408
		210,943
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B *	233	117,138
Corpay, Inc. *	110	31,687
Fidelity National Information Services, Inc.	653	43,059
Mastercard, Inc., Class A	487	277,010
		468,894
Food Products — 0.8%
Mondelez International, Inc., Class A	1,802	112,571
Ground Transportation — 1.0%
CSX Corp.	4,040	143,460
Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. *	564	43,862
Medtronic plc	1,055	100,478
Stryker Corp.	349	129,015
		273,355

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 1.4%
Cigna Group (The)	219	63,127
UnitedHealth Group, Inc.	392	135,357
		198,484
Health Care REITs — 0.3%
Ventas, Inc.	546	38,215
Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc., Class A *	1,194	46,793
Hilton Worldwide Holdings, Inc.	297	77,054
McDonald's Corp.	383	116,390
Starbucks Corp.	176	14,889
		255,126
Household Products — 0.3%
Procter & Gamble Co. (The)	264	40,564
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	82	16,065
Industrial Conglomerates — 0.7%
3M Co.	661	102,574
Industrial REITs — 0.5%
Prologis, Inc.	679	77,759
Insurance — 1.7%
Arthur J Gallagher & Co.	166	51,417
MetLife, Inc.	767	63,178
Progressive Corp. (The)	509	125,697
		240,292
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	2,217	538,953
Meta Platforms, Inc., Class A	740	543,441
		1,082,394
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	807	54,125
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	225	109,130
Machinery — 1.1%
Deere & Co.	172	78,649
Dover Corp.	453	75,574
		154,223
Media — 0.6%
Comcast Corp., Class A	2,933	92,155
Multi-Utilities — 0.6%
CMS Energy Corp.	1,098	80,439
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	1,152	108,968

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	980	109,878
Exxon Mobil Corp.	1,903	214,563
		433,409
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	2,534	114,284
Elanco Animal Health, Inc. *	2,109	42,475
Eli Lilly & Co.	195	148,785
Johnson & Johnson	226	41,905
		347,449
Professional Services — 0.4%
Leidos Holdings, Inc.	284	53,665
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc. *	93	15,047
Analog Devices, Inc.	263	64,619
ASML Holding NV (Registered), NYRS (Netherlands)	46	44,532
Broadcom, Inc.	1,099	362,571
Lam Research Corp.	647	86,633
Micron Technology, Inc.	722	120,805
NVIDIA Corp.	6,584	1,228,443
NXP Semiconductors NV (Netherlands)	402	91,547
		2,014,197
Software — 11.5%
AppLovin Corp., Class A *	38	27,305
Autodesk, Inc. *	109	34,626
Intuit, Inc.	166	113,363
Microsoft Corp.	2,249	1,164,870
Oracle Corp.	268	75,372
Palantir Technologies, Inc., Class A *	194	35,389
Salesforce, Inc.	496	117,552
ServiceNow, Inc. *	36	33,130
Synopsys, Inc. *	78	38,484
		1,640,091
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	487	84,193
Specialty Retail — 2.3%
AutoZone, Inc. *	22	94,385
Lowe's Cos., Inc.	626	157,320
TJX Cos., Inc. (The)	568	82,099
		333,804
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	3,694	940,603
Hewlett Packard Enterprise Co.	2,923	71,789
Seagate Technology Holdings plc	524	123,696
		1,136,088

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 1.2%
Philip Morris International, Inc.	1,079	175,014
Total Common Stocks (Cost $11,686,468)		14,185,186
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b) (Cost $101,593)	101,593	101,593
Total Investments — 99.9% (Cost $11,788,061)		14,286,779
Other Assets in Excess of Liabilities — 0.1%		15,880
NET ASSETS — 100.0%		14,302,659

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Index	1	12/19/2025	USD	33,690	460

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,286,779	$—	$—	$14,286,779
Appreciation in Other Financial Instruments
Futures Contracts (a)	$460	$—	$—	$460

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Fundamental Data Science Large Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$145,460	$96,789	$140,656	$—	$—	$101,593	101,593	$1,505	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.